OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING EXPENSES
Schedule of operating expense main components

	Years ended December 31,
	2023	2022	2021
Employee benefit expenses and severance payments	Profit (loss)
Salaries, social security expenses and benefits	(476,011)	(489,729)	(506,081)
Severance indemnities	(28,089)	(67,800)	(39,539)
Other employee expenses	(10,362)	(11,301)	(11,379)
	(514,462)	(568,830)	(556,999)
Fees for services, maintenance, materials and supplies
Maintenance and materials	(134,176)	(143,861)	(172,953)
Fees for services	(122,864)	(129,530)	(123,504)
Directors and Supervisory Committee’s fees	(1,677)	(2,068)	(3,391)
	(258,717)	(275,459)	(299,848)

Taxes and fees with the Regulatory Authority
Turnover tax	(78,175)	(83,962)	(95,923)
Regulatory Entity Fees	(39,041)	(43,541)	(47,698)
Municipal taxes	(20,925)	(23,866)	(27,441)
Other taxes and fees	(20,048)	(22,991)	(27,557)
	(158,189)	(174,360)	(198,619)
Cost of equipment
Inventory balance at the beginning of the year	(21,605)	(20,858)	(36,404)
Plus:
Purchases	(133,824)	(117,503)	(119,827)
Others	11,455	9,196	8,222
Less:
Inventory balance at the end of the year	32,896	21,605	20,858
	(111,078)	(107,560)	(127,151)
Other operating expenses	Profit (loss)
Legal Claims and contingent liabilities	(21,554)	(37,033)	(47,898)
Rentals and internet capacity	(12,037)	(12,955)	(16,688)
Energy, water and other services	(38,881)	(41,128)	(42,407)
Postage, freight and travel expenses	(15,104)	(15,981)	(15,692)
Other	(7,464)	(6,402)	(5,805)
	(95,040)	(113,499)	(128,490)
Depreciation, amortization and impairment of Fixed Assets
Depreciation of PP&E	(544,533)	(619,041)	(657,448)
Amortization of intangible assets	(87,908)	(89,215)	(94,375)
Amortization of Rights of use assets	(71,706)	(67,728)	(62,661)
Impairment of Fixed Assets (*)	(314)	(766,483)	(7,788)
	(704,461)	(1,542,467)	(822,272)

(*)In 2022 includes $759,523 million corresponding to the impairment of goodwill of the CGU Telecom.

Schedule of operating expenses disclosed per function

	Operating	Administration	Commerciali-	Other	Total	Total	Total
Concept	costs	costs	zation costs	expenses	12.31.2023	12.31.2022	12.31.2021
Employee benefit expenses and severance payments	(278,403)	(112,373)	(123,686)	—	(514,462)	(568,830)	(556,999)
Interconnection costs and other telecommunication charges	(60,793)	—	—	—	(60,793)	(69,927)	(92,578)
Fees for services, maintenance, materials and supplies	(111,771)	(42,234)	(104,712)	—	(258,717)	(275,459)	(299,848)
Taxes and fees with the Regulatory Authority	(155,996)	(571)	(1,622)	—	(158,189)	(174,360)	(198,619)
Commissions and advertising	—	—	(120,602)	—	(120,602)	(137,536)	(147,962)
Cost of equipment	(111,078)	—	—	—	(111,078)	(107,560)	(127,151)
Programming and content costs	(116,172)	—	—	—	(116,172)	(142,441)	(175,606)
Bad debt expenses	—	—	(44,652)	—	(44,652)	(57,118)	(48,424)
Other operating expenses	(57,055)	(10,472)	(27,513)	—	(95,040)	(113,499)	(128,490)
Depreciation, amortization and impairment of Fixed Assets	(550,034)	(100,798)	(53,315)	(314)	(704,461)	(1,542,467)	(822,272)
Total as of 12.31.2023	(1,441,302)	(266,448)	(476,102)	(314)	(2,184,166)
Total as of 12.31.2022	(1,588,132)	(299,123)	(535,459)	(766,483)		(3,189,197)
Total as of 12.31.2021	(1,780,112)	(251,138)	(558,911)	(7,788)			(2,597,949)

Schedule of Future minimum lease payments on non cancellable operating lease agreements

	Less than		More than 5
	1 year	1‑5 years	years	Total
2023	1,765	3,858	1,483	7,106
2022	2,033	414	—	2,447
2021	2,644	863	—	3,507